Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

6. Segment information

We currently operate as a single operating segment.

GEOGRAPHICAL INFORMATION

In 2021, 2022 and 2023, our continuing operations were mainly located in Belgium, France, the Netherlands, Switzerland and United States. The revenues from our collaboration partner Gilead represented nearly 100% of our total net revenues from continuing operations in 2023 (99.9% in 2022, 99.9% in 2021).

Following table summarizes the net revenues by destination of customer:

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands)
United States of America	€665,174	€414,129	€467,978
Europe	118,354	91,151	16,867
Total net revenues	€783,528	€505,280	€484,846

minus:
United States of America	€425,466	€172,980	€233,638
Europe	118,338	91,051	16,824
Total net revenues from discontinued operations	€543,804	€264,031	€250,462

United States of America	€239,708	€241,149	€234,340
Europe	16	100	43
Total net revenues from continuing operations	€239,724	€241,249	€234,384

As of December 31, 2023, we held €323.8 million of non-current assets (€370.4 million in 2022; €197.6 million in 2021) distributed as follows:

	December 31,
	2023	2022	2021

	(Euro, in thousands)
Belgium	€56,209	€72,087	€98,295
France	1,438	20,397	21,051
The Netherlands	251,230	255,461	66,621
Switzerland	3,247	4,962	7,181
Spain	—	3,037	3,029
United States of America	11,660	12,729	136
Other	—	1,747	1,302
Total non-current assets	€323,784	€370,420	€197,615